Core Deposits and Other Intangibles (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 2.30	$ 4.70	$ 16.22	$ 19.29	$ 19.65